ETC - Optica Rare Earths & Critical Materials ETF

Schedule of Investments

August 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Australia — 24.7%
Energy — 0.3%
Deep Yellow*	5,520	$4,409

Materials — 24.4%
Alkane Resources*	5,950	2,998
Allkem*	2,252	21,475
Australian Strategic Materials*	1,263	2,970
Calix*	933	4,247
Firefinch* (A)	7,320	50
Glencore PLC	25,059	138,008
IGO	2,620	24,140
Iluka Resources	1,615	11,669
Jervois Global*	10,308	3,781
Lynas Rare Earths*	3,211	19,548
Mineral Resources	648	28,418
Panoramic Resources*	18,884	2,848
Pilbara Minerals*	10,096	25,263
Sayona Mining*	38,564	7,799
South32	15,852	45,099
Syrah Resources*	3,708	4,741
		343,054
		347,463
Canada — 8.4%
Communication Services — 2.9%
Cameco	1,385	40,484

Energy — 0.5%
Denison Mines*	4,422	6,280

Health Care — 0.2%
Neo Performance Materials	272	3,005

Materials — 4.8%
Altius Minerals	288	4,027
Largo*	487	3,325
Teck Resources, Cl B	1,783	60,355
		67,707
		117,476
Chile — 7.2%
Materials — 7.2%
Lundin Mining	2,920	15,229

Description	Shares	Fair Value
Sociedad Quimica y Minera de Chile ADR	867	$86,422
		101,651
		101,651
China — 19.0%
Industrials — 1.1%
JL Mag Rare-Earth, Cl H	4,000	14,958

Materials — 17.9%
Aluminum Corp of China, Cl H	94,000	34,731
CMOC Group, Cl H	108,000	48,435
Ganfeng Lithium, Cl H	8,400	74,220
Jinchuan Group International Resources	57,000	6,173
South Manganese Investment*	28,000	3,139
Tianqi Lithium, Cl H*	8,200	85,878
		252,576
		267,534
France — 0.7%
Materials — 0.7%
Eramet	116	9,897

Ireland — 0.3%
Materials — 0.3%
Kenmare Resources	688	3,559

Japan — 1.1%
Industrials — 0.2%
Alconix	300	3,075

Materials — 0.9%
Daiki Aluminium Industry	300	2,931
Toho Titanium	300	4,776
UACJ	300	5,235
		12,942
		16,017
Mongolia — 1.4%
Materials — 1.4%
Turquoise Hill Resources*	732	20,189

Netherlands — 0.3%
Materials — 0.3%
AMG Advanced Metallurgical Group	179	4,593

ETC - Optica Rare Earths & Critical Materials ETF

Schedule of Investments

August 31, 2022 (Unaudited)

Description	Shares	Fair Value
South Africa — 10.0%
Financials — 0.8%
African Rainbow Minerals	852	$11,811

Materials— 9.2%
Anglo American Platinum	879	61,820
Impala Platinum Holdings	2,902	30,712
Northam Platinum Holdings*	1,497	14,158
Sibanye Stillwater ADR	2,496	22,414
		129,104
		140,915
United Kingdom — 0.2%
Materials — 0.2%
Jubilee Metals Group*	21,020	2,886

United States — 26.4%
Energy — 1.0%
Energy Fuels*	806	6,567
Uranium Energy*	1,644	7,431
		13,998
Information Technology — 0.2%
AXT*	364	3,127

Materials — 25.2%
Albemarle	396	106,112
Alcoa	629	31,123
Arconic*	419	10,563
Century Aluminum*	546	4,215
Constellium, Cl A*	614	8,179
Freeport-McMoRan, Cl B	4,580	135,568
Kaiser Aluminum	79	5,669
Livent*	649	20,885
MP Materials*	655	22,918
Tronox Holdings	646	9,451
		354,683
		371,808

Total Common Stock
(Cost $1,457,101)		1,403,988

Total Investments - 99.7%
(Cost $1,457,101)		$1,403,988

Percentages are based on net assets of $1,407,577.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depository Receipt
Cl — Class
PLC — Public Limited Company

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,403,938	$—	$50	$1,403,988
Total Investments in Securities	$1,403,938	$—	$50	$1,403,988

(1)	A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

OPT-QH-001-0100